Income Taxes (Deferred Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities
Non-U.S. loss carryforwards	$ (3,228)	$ (2,835)
The portion of the total deferred tax liability or asset that is related to allowance for losses.	(2,068)	(2,401)
Investment in global subsidiaries	(1,717)	(1,432)
Other - net	(3,776)	(4,207)
Total deferred income tax assets	(10,789)	(10,875)
Operating leases	6,345	6,285
Financing leases	4,044	4,078
Intangible assets	1,956	1,907
Net unrealized losses on securities	511	163
Cash flow hedges	94	121
Other - net	5,258	4,812
Total deferred income tax liabilities	(18,208)	(17,366)
Net deferred income tax liabilities	7,419	6,491
Valuation allowance	544	498
Expires between December 31, 2015 and December 31, 2017
Components of Deferred Tax Assets and Liabilities
Operating Loss carryforwards that expire	35
Expires between January 1, 2018 and December 31, 2029
Components of Deferred Tax Assets and Liabilities
Operating Loss carryforwards that expire	0
May Be Carried Indefinitely [Member]
Components of Deferred Tax Assets and Liabilities
Operating Loss carryforwards that expire	$ 3,193	$ 2,527